Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Cash and Cash Equivalents

	Year ended December 31,
	2016		2017		2017
	BRL		BRL		USD
Cash and bank balances	R$	6,769	R$	17,801	US$	5,381
Cash equivalents		104,535		378,161		114,317

Total cash and cash equivalents	R$	111,304	R$	395,962	US$	119,698